Note 2 - Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended				12 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Containerships [Member] Original Value [Member]	Jun. 30, 2014 Containerships [Member] Service Life [Member]	Dec. 31, 2013 Containerships [Member] Service Life [Member]	Jun. 30, 2014 Containerships [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life			30 years			25 years
Impairment of Long-Lived Assets Held-for-use					$ 78.2
Depreciation, Depletion and Amortization				$ (2.40)
Earnings Per Share, Basic and Diluted	$ (0.15)	$ (0.30)		$ (0.04)